CONSOLIDATED STATEMENT OF EQUITY - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Dec. 31, 2013	$ 46,264	$ 31,018,184	$ (26,981,237)	$ (981,758)	$ 3,101,453
Beginning Balance (Shares) at Dec. 31, 2013	46,263,917
Stock-based compensation		108,302			108,302
Repurchase of shares	$ (453)	(136,226)			(136,679)
Repurchase of shares (Shares)	(452,500)
Loss for the year			(693,899)	6,842	(687,057)
Ending Balance at Dec. 31, 2014	$ 45,811	30,990,260	(27,675,136)	(974,916)	2,386,019
Ending Balance (Shares) at Dec. 31, 2014	45,811,417
Stock-based compensation		124,458			124,458
Repurchase of shares	$ (149)	(18,752)			(18,901)
Repurchase of shares (Shares)	(149,000)
Loss for the year			(427,365)	35,642	(391,723)
Ending Balance at Dec. 31, 2015	$ 45,662	31,095,966	(28,102,501)	(939,274)	2,099,853
Ending Balance (Shares) at Dec. 31, 2015	45,662,417
Private placement	$ 2,500	691,228			693,728
Private placement (Shares)	2,500,000
Stock-based compensation		104,519			104,519
Repurchase of shares	$ (396)	(69,378)			(69,774)
Repurchase of shares (Shares)	(396,000)
Stock option exercises	$ 408	48,348			48,756
Stock option exercises (Shares)	408,000
Loss for the year			(480,884)	13,173	(467,711)
Ending Balance at Dec. 31, 2016	$ 48,174	$ 31,870,683	$ (28,583,385)	$ (926,101)	$ 2,409,371
Ending Balance (Shares) at Dec. 31, 2016	48,174,417